Provisions - Summary of Provisions by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Other provisions	€ 688	€ 1,011
Reorganisation provisions [member]
Disclosure of other provisions [line items]
Other provisions	385	613	€ 1,097
Other provisions [member]
Disclosure of other provisions [line items]
Other provisions	€ 303	€ 399	€ 616